INTANGIBLE ASSETS AND GOODWILL (Tables)	6 Months Ended
Jun. 28, 2024
Intangible Assets [Abstract]
Summary of carrying amounts of intangible assets and goodwill
The following table summarises the movement in net book value for intangible assets and goodwill during the six months ended 28 June 2024:

	Intangible assets	Goodwill
	€ million	€ million
Net book value as at 31 December 2023	12,395	4,514
Acquisition of CCBPI	478	270
Additions	68	—
Amortisation expense	(88)	—
Impairment	(10)	—
Transfers and reclassifications	(5)	—
Currency translation adjustments	51	7
Net book value as at 28 June 2024	12,889	4,791